Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payable/Cash Dividends (in dollars per share)	$ 1.10	$ 1.05	$ 0.75
Purchase of treasury stock (in shares)	1,946,228	468,918	520,918